September 19, 1995
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549-1004

Re: Rule f-2 Notice for The First Trust Special Situations
    Trust Series 053, File No. 33-66834
Gentlemen:
As sponsor of The First Trust Special Situations Trust Series 053, we are submitting the information required by Rule
f-2 promulgated under the investment Company Act of 1940, as amended. We also are enclosing the opinion of counsel specified in paragraph (b)(1)(v) of said Rule. The filing fee indicated below has been, or will be, sent by wire transfer to the SEC's account in payment of the fee prescribed by paragraph (c) of said Rule.
(i)   Fiscal year for which notice is filed: Year ended
      July 31, 1995
(ii)  Number of securities registered other than pursuant to
      Rule f-2 and remaining unsold at the beginning of the
      above fiscal year: 0
(iii) Number of securities registered other than pursuant to
      Rule f-2 during the above fiscal year: 0
(iv)  Number of securities sold during the above fiscal year:
      189,133
(v) Number of securities sold in reliance upon registration pursuant to Rule f-2 during the above fiscal year*:
      189,133
___________________________________
(1)   Aggregate sales price to the public
      of securities sold in reliance upon
      registration pursuant to Rule f-2:         $1,891,991.09
(2)   Less actual aggregate redemption or
      repurchase price of securities during
      the fiscal year:                           $1,887,584.91
(3)   Plus actual aggregate redemption or
      repurchase price of securities
      previously applied in filings pursuant
      to Section 24(e)(1):                             -0-

                                                 $4,406.18

       Amount of filing fee computed at one
       twenty-ninth of one percent (1/29 of 1%)
       of above total:                           $  1.52

 Very truly yours,

 Nike Securities L.P.

 By
   Carlos E. Nardo
   Senior Vice President